Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement of Comprehensive Income [Abstract]
Net earnings (loss)	$ 108.3	$ (1,515.9)
Other comprehensive income (loss) ("OCI"):
Foreign currency translation adjustment, net of tax expense of $nil (2024 - tax expense of $nil) (notes 22(b)(iii))	48.2	34.4
Change in fair value of cash flow hedges, net of tax recovery of $0.6 (2024 - tax expense of $0.4) (note 22(b)(ii))	(33.6)	52.3
Change in pension and other post-employment benefits, net of tax expense of $3.5 (2024 - tax expense of $3.8)	6.7	7.0
OCI, net of tax (note 13)	21.3	93.7
Amounts reclassified from AOCI related to discontinued operations (notes 13 and 23(b))	0.0	94.6
Derecognition on sale of the renewable energy business (note 23)	(71.6)	0.0
Comprehensive income (loss)	58.0	(1,327.6)
Comprehensive loss attributable to the non-controlling interests	(72.5)	(130.8)
Comprehensive income (loss) attributable to shareholders of Algonquin Power & Utilities Corp.	$ 130.5	$ (1,196.8)